Brighthouse Life Insurance Company of NY
Brighthouse Variable Annuity Account B
Class O (offered between April 30, 2012 and September 20, 2015)
Supplement dated May 1, 2023
to the
Prospectus dated May 1, 2015 (as supplemented)
This supplement revises information in the prospectus dated May 1, 2015 for the Class O (offered between April 30, 2012 and September 20, 2015) variable annuity contracts issued by Brighthouse Life Insurance Company of NY (the “Company”, “we,” “us,” or “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 305075, Nashville, TN 37230-5075 or call us at (888) 243-1932 to request a free copy. The financial statements for each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.
1.
Investment Options
Replace the list of Investment Portfolios under “INVESTMENT OPTIONS” in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.
2.
Federal Income Tax Status
Changes Affecting Qualified Contracts. Under the recently enacted SECURE 2.0 Act of 2022 (the “Act”), the age at which required minimum distributions (“RMDs”) must generally begin under an IRA or qualified retirement plan has been increased from age 72 to age 73 for individuals who attained age 72 on or after January 1, 2023. This change does not affect individuals who attained age 72 prior to January 1, 2023 and therefore has no impact on the calculation or timing of their RMDs. In 2033, the Act provides for a further increase to age 75 for certain individuals based upon their date of birth. The Act includes many other provisions updating the Internal Revenue Code (the “Code”) and affecting IRAs and qualified plans, some of which become effective immediately and some which will become effective in later years. For example, the Act contains provisions affecting certain contribution and other limits pertaining to IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for premature distributions, including the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult with a qualified tax adviser as to how these changes affect you.
3.
Other Information
Distributor
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA
SUPP-NYO0523

BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Requests and Elections
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
The following revises the corresponding paragraphs in this subsection.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts), and their operations rely on the secure processing, storage and transmission of confidential and other information in their systems and those of their respective third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for the Company. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority.
Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.
Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19 and Market Conditions. The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. COVID-19 vaccination distribution in the United States has resulted in more flexible quarantine guidelines, increased consumer demand, and resurgence of travel. However, vaccination rates and vaccine availability abroad, specifically in developing and emerging market countries, continue to lag, and new COVID-19 variants have led to waves of increased hospitalizations and deaths.
At this time, it continues to not be possible to estimate the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and the economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience

(perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
4.
Investment Portfolio Fees and Expenses Table
Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.
5.
Appendix B
Replace Appendix B with the Appendix B attached to this prospectus supplement.
6.
Transfers — Restrictions on Frequent Transfers
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all American Funds Insurance Series® portfolios available under your contract.
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
Baillie Gifford International Stock Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
Brighthouse/Artisan International Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
CBRE Global Real Estate Portfolio
Global Infrastructure Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Small Cap Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio

MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.58%	1.66%
Investment Portfolio Fees and Expenses as of December 31, 2022
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series®
American Funds Global Growth Fund	0.48%	0.25%	0.04%	—	0.77%	0.11%	0.66%
American Funds Global Small Capitalization Fund	0.65%	0.25%	0.05%	—	0.95%	0.04%	0.91%
American Funds Growth Fund	0.31%	0.25%	0.03%	—	0.59%	—	0.59%
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund	0.65%	0.25%	0.23%	0.02%	1.15%	0.14%	1.01%
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.62%	0.25%	0.03%	—	0.90%	0.01%	0.89%
Allspring Mid Cap Value Portfolio	0.72%	0.25%	0.05%	—	1.02%	0.06%	0.96%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	0.01%	0.34%	0.96%	—	0.96%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.37%	0.99%	—	0.99%
American Funds® Moderate Allocation Portfolio	0.07%	0.55%	0.01%	0.30%	0.93%	—	0.93%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.07%	1.00%	0.06%	0.94%
BlackRock High Yield Portfolio	0.60%	0.25%	0.06%	—	0.91%	0.02%	0.89%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.01%	0.65%	0.98%	—	0.98%
Brighthouse Balanced Plus Portfolio	0.23%	0.25%	0.03%	0.42%	0.93%	—	0.93%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.03%	0.07%	1.10%	0.02%	1.08%
Brighthouse/abrdn Emerging Markets Equity Portfolio	0.94%	0.25%	0.10%	—	1.29%	0.10%	1.19%
Brighthouse/Artisan International Portfolio	0.75%	0.25%	0.04%	—	1.04%	0.01%	1.03%
Brighthouse/Eaton Vance Floating Rate Portfolio	0.60%	0.25%	0.09%	—	0.94%	0.01%	0.93%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	—	0.81%	0.09%	0.72%
Brighthouse/Wellington Large Cap Research Portfolio	0.56%	0.25%	0.02%	—	0.83%	0.04%	0.79%
CBRE Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Harris Oakmark International Portfolio	0.77%	0.25%	0.04%	—	1.06%	0.09%	0.97%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.03%	0.02%	0.94%	0.02%	0.92%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Invesco Comstock Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.03%	0.81%
Invesco Global Equity Portfolio	0.67%	0.25%	0.04%	—	0.96%	0.13%	0.83%
Invesco Small Cap Growth Portfolio	0.86%	0.25%	0.03%	—	1.14%	0.08%	1.06%
JPMorgan Core Bond Portfolio	0.55%	0.25%	0.03%	—	0.83%	0.14%	0.69%
JPMorgan Global Active Allocation Portfolio	0.73%	0.25%	0.05%	0.01%	1.04%	0.07%	0.97%
JPMorgan Small Cap Value Portfolio	0.78%	0.25%	0.07%	—	1.10%	0.10%	1.00%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.09%	—	1.04%	0.01%	1.03%
Loomis Sayles Growth Portfolio	0.56%	0.25%	0.02%	—	0.83%	0.01%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio	0.64%	0.25%	0.04%	—	0.93%	0.03%	0.90%
PanAgora Global Diversified Risk Portfolio	0.63%	0.25%	0.04%	0.05%	0.97%	0.01%	0.96%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.29%	—	1.02%	—	1.02%
PIMCO Total Return Portfolio	0.48%	0.25%	0.04%	—	0.77%	0.03%	0.74%
Schroders Global Multi-Asset Portfolio	0.64%	0.25%	0.05%	0.01%	0.95%	—	0.95%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.22%	0.79%	—	0.79%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.22%	0.82%	—	0.82%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
TCW Core Fixed Income Portfolio	0.55%	0.25%	0.03%	0.01%	0.84%	0.13%	0.71%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.03%	—	0.93%	0.09%	0.84%
Western Asset Management Government Income Portfolio	0.44%	0.25%	0.05%	—	0.74%	0.04%	0.70%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.80%	0.25%	0.05%	—	1.10%	0.12%	0.98%
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	0.01%	0.63%
BlackRock Capital Appreciation Portfolio	0.70%	—	0.03%	—	0.73%	0.10%	0.63%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.03%	—	0.63%	0.02%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.53%	0.91%	0.03%	0.88%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.56%	0.87%	—	0.87%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	0.01%	0.59%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.62%	0.93%	—	0.93%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.15%	—	1.21%	0.16%	1.05%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.15%	0.02%	—	0.88%	0.12%	0.76%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
Loomis Sayles Small Cap Growth Portfolio	0.90%	0.25%	0.05%	—	1.20%	0.09%	1.11%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MetLife Mid Cap Stock Index Portfolio	0.25%	0.30%	0.04%	—	0.59%	—	0.59%
MetLife MSCI EAFE® Index Portfolio	0.30%	0.30%	0.07%	0.01%	0.68%	—	0.68%
MetLife Russell 2000® Index Portfolio	0.25%	0.30%	0.05%	0.01%	0.61%	—	0.61%
MetLife Stock Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.02%	0.56%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MFS® Total Return Portfolio	0.57%	0.25%	0.06%	—	0.88%	0.03%	0.85%
MFS® Value Portfolio	0.62%	0.25%	0.01%	—	0.88%	0.07%	0.81%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.06%	1.05%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
T. Rowe Price Small Cap Growth Portfolio	0.47%	0.30%	0.03%	—	0.80%	—	0.80%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.03%	—	0.76%	0.02%	0.74%
Morgan Stanley Variable Insurance Fund, Inc.
Global Infrastructure Portfolio	0.85%	0.25%	0.56%	—	1.66%	0.53%	1.13%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 28, 2024. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS
American Funds Insurance Series® (Class 2)
American Funds Insurance Series® is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:
BlackRock Global Allocation V.I. Fund
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)*
Allspring Mid Cap Value Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
BlackRock Global Tactical Strategies Portfolio (Class B)*
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)*
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class B)
Brighthouse/Artisan International Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Wellington Large Cap Research Portfolio (Class B)
CBRE Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)*
Invesco Comstock Portfolio (Class B)
Invesco Global Equity Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)*
JPMorgan Small Cap Value Portfolio (Class B)
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)*
MFS® Research International Portfolio (Class B)
Morgan Stanley Discovery Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)*
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)*
SSGA Growth and Income ETF Portfolio (Class B)

SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
TCW Core Fixed Income Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)*
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class A)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)
Jennison Growth Portfolio (Class B)
Loomis Sayles Small Cap Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)*
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class G)
MFS® Total Return Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
T. Rowe Price Small Cap Growth Portfolio (Class G)
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley Variable Insurance Fund, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:
Global Infrastructure Portfolio
* If you elect the GWB v1 or a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”) These Investment Portfolios are also available for investment if you do not elect the GWB v1 or a GMIB Max rider.

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® (Class 2)
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Global Allocation V.I. Fund	Seeks high total investment return.	BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
Allspring Mid Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC
American Funds® Balanced Allocation Portfolio (Class C)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio (Class C)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Moderate Allocation Portfolio (Class C)	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
BlackRock Global Tactical Strategies Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio (Class B)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio (Class B)*	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited
Brighthouse/Artisan International Portfolio (Class B)	Seeks maximum long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Brighthouse/Wellington Large Cap Research Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
CBRE Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio (Class B)*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Small Cap Value Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio (Class B)	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio (Class B)*	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Management, LLC
MFS® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio (Class B)*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio (Class B)	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Schroder Investment Management North America Inc.
SSGA Growth and Income ETF Portfolio (Class B)	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
TCW Core Fixed Income Portfolio (Class B)	Seeks to maximize total return consistent with the preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: TCW Investment Management Company LLC

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Western Asset Management Government Income Portfolio (Class B)*	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio (Class B)	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio (Class A)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Growth Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio (Class G)*	Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC
MetLife Mid Cap Stock Index Portfolio (Class G)	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC
MetLife MSCI EAFE® Index Portfolio (Class G)	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC
MetLife Russell 2000® Index Portfolio (Class G)	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC
MetLife Stock Index Portfolio (Class G)	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC
MFS® Total Return Portfolio (Class B)	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio (Class G)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Western Asset Management U.S. Government Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Global Infrastructure Portfolio	Seeks both capital appreciation and current income.	Morgan Stanley Investment Management Inc.
* If you elect the GWB v1 or a GMIB Max rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”) These Investment Portfolios are also available for investment if you do not elect the GWB v1 or a GMIB Max rider.